Research And Development Expenses, Net	12 Months Ended
Dec. 31, 2018
Research and Development Expense [Abstract]
Research And Development Expenses, Net	RESEARCH AND DEVELOPMENT, NET

	Year ended December 31,
	2018	2017	2016
Total expenses	$317,690	$301,382	$291,749
Less - grants and participations	(30,338)	(36,322)	(35,957)
	$287,352	$265,060	$255,792